ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Schedule of consideration received for the sale of the Company's Russian operations and related businesses

	Class A shares	Fair value of Class A shares received	Cash part of consideration	Total
1st closing	67,632,122	931.1	2,458.1	3,389.2
2nd closing	94,853,603	1,355.3	184.2	1,539.5
Total	162,485,725	2,286.4	2,642.3	4,928.7

Schedule of discontinued operations

December 31, 2023
ASSETS
Cash and cash equivalents	960.0
Accounts receivable, net	948.1
Sales financing receivable	244.4
Prepaid expenses	192.3
Inventory	236.7
Funds receivable	145.6
VAT reclaimable	313.5
Other current assets	248.9
Total current assets from discontinued operations	3,289.5
Property and equipment	2,029.6
Operating lease right-of-use assets	377.4
Intangible assets	311.7
Content assets	296.9
Goodwill	1,592.6
Equity method investments	1.7
Investments in non-marketable equity securities	1.6
Deferred tax assets	104.5
Other non-current assets	319.9
Total non-current assets from discontinued operations	5,035.9
TOTAL ASSETS FROM DISCONTINUED OPERATIONS	8,325.4
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable, accrued and other liabilities	2,097.7
Debt, current portion	1,019.5
Income and non-income taxes payable	427.0
Deferred revenue	246.8
Total current liabilities from discontinued operations	3,791.0
Debt, non-current portion	551.2
Deferred tax liabilities	127.8
Operating lease liabilities	275.2
Finance lease liabilities	307.7
Other accrued liabilities	319.0
Total non-current liabilities from discontinued operations	1,580.9
TOTAL LIABILITIES FROM DISCONTINUED OPERATIONS	5,371.9

	Year ended December 31,
	2022	2023	2024
Revenues	7,916.8	9,344.8	3,848.5
Operating costs and expenses:
Cost of revenues	3,498.4	4,193.7	1,588.8
Product development	1,015.7	1,099.5	433.6
Sales, general and administrative	2,522.9	2,878.1	1,143.4
Depreciation and amortization	436.4	440.5	89.3
Goodwill impairment	-	84.3	1.6
Total operating costs and expenses	7,473.4	8,696.1	3,256.7
Income/(loss) from discontinued operations	443.4	648.7	591.8
Interest income	68.7	62.7	33.70
Interest expense	(51.2)	(122.6)	(80.60)
Gain on restructuring of convertible debt	177.4	—	—
Effect of the News and Zen deconsolidation	629.3	—	—
Income/(loss) from equity method investments	0.2	(6.4)	(0.5)
Other income/(loss), net	134.4	264.1	13.2
Income/(loss) from discontinued operations before income tax expense	1,402.2	846.5	557.6
Income tax expense	351.5	239.1	79.9
Net income from discontinued operations, net of tax	1,050.7	607.4	477.7